Trade and Other Payables, Net (Details) - Schedule of trade and other payables, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Trade and Other Payables, Net (Details) - Schedule of trade and other payables, net [Line Items]
Trade payables	$ 70,167
Other payables
Trade current accounts	3,259
Interest payable	1,870
Withholdings and payroll contributions	6,619
Others	3,466
Total other payables	15,214
Total accounts payable	$ 85,381	$ 94,116	[1]	$ 104,608	[1]
Restated [Member]
Trade and Other Payables, Net (Details) - Schedule of trade and other payables, net [Line Items]
Trade payables		84,480		94,207
Other payables
Trade current accounts		4,430		4,277
Interest payable		2,236		1,525
Withholdings and payroll contributions		2,831		3,243
Others		139		1,356
Total other payables		9,636		10,401
Total accounts payable		$ 94,116		$ 104,608

[1]	Refer to Note 2.4